Other equity - Summary of Capital Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	₨ 131,112		₨ 121,697	₨ 118,400
Acquisition of non-controlling interest			(429)	15
Ending balance	144,396	$ 1,538	131,112	121,697
Capital reserve
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	(4,863)		(5,262)	(5,497)
Acquisition of non-controlling interest			425	252
Allocation to non controlling interest	1		(26)	(17)
Ending balance	₨ (4,862)	$ (52)	₨ (4,863)	₨ (5,262)